Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Marti Technologies, Inc.
Entity Central Index Key	0001852767
Entity File Number	001-40588
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Feb. 26, 2021
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Buyukdere Cd. No:237
Entity Address, City or Town	Maslak
Entity Address, Country	TR
Entity Address, Postal Zip Code	34485
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	MRT
Security Exchange Name	NYSEAMER
Entity Common Stock, Shares Outstanding	86,042,726
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Oguz Alper Öktem
Entity Address, Address Line One	Buyukdere Cd. No:237
Entity Address, City or Town	Maslak
Entity Address, Country	TR
Entity Address, Postal Zip Code	34485
Entity Phone Fax Numbers [Line Items]
City Area Code	+ 0 (850)
Local Phone Number	308 34 19